NUCLEAR FUEL INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
NUCLEAR FUEL INVENTORY
Schedule of composition of the long-term stock of nuclear fuel

	12/31/2019	12/31/2018
Current
Elements ready	538,827	510,638
	538,827	510,638
Non-current
Elements ready	251,811	373,108
Uranium concentrate	204,116	187,394
In progress - nuclear fuel	384,623	267,908
	840,550	828,410
TOTAL	1,379,377	1,339,048